Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) number in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	206,760		192,457
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		90,556		121,573
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		90,295		60,369
Issued by HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	45,358	45,358	34,006	34,006
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	162,921		157,436	157,435
Interest rate | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	48,004		90,783
Interest rate | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	14,132		26,136
Interest rate | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		6,228
Interest rate | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	18,625		41,494
Interest rate | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	15,247		16,925
Interest rate | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	114,917		66,652
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	90,556		121,572
Interest rate | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	31,318		64,415
Interest rate | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	6,178		17,792
Interest rate | Fair value hedges | Impacted by Ibor reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	6,178		6,000
Interest rate | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		3,706
Interest rate | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	18,525		32,789
Interest rate | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	6,615		10,128
Interest rate | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	59,238		57,157
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	72,365		35,863
Interest rate | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	16,686		26,368
Interest rate | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,954		8,344
Interest rate | Cash flow hedges | Impacted by Ibor reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,954		8,344
Interest rate | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		2,522
Interest rate | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	100		8,705
Interest rate | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	8,632		6,797
Interest rate | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	55,679		9,495
Interest rate | Issued by HSBC Holdings
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		45,358		34,006
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		31,437		34,006
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		9,944		4,290
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		0		5,393
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		20,035		21,081
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		1,458		3,242
Interest rate | Issued by HSBC Holdings | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		13,921		0
Interest rate | Issued by HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	45,358	45,358	34,006	34,006
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		31,437		34,006
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		9,944		4,290
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		0		5,393
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		20,035		21,081
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		1,458		3,242
Interest rate | Issued by HSBC Holdings | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		13,921		0